Concentration of Credit Risk - Schedule of Customers Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Percentage of the Group’s accounts receivables
Concentration risk, percentage		[1]		[1]	51.00%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Percentage of the Group’s accounts receivables
Concentration risk, percentage		[1]		[1]	32.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Percentage of the Group’s accounts receivables
Concentration risk, percentage		[1]		[1]	25.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Percentage of the Group’s accounts receivables
Concentration risk, percentage		[1]		[1]	25.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Percentage of the Group’s accounts receivables
Concentration risk, percentage		[1]	20.00%			[1]
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Percentage of the Group’s accounts receivables
Concentration risk, percentage	20.00%		10.00%			[1]
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Percentage of the Group’s accounts receivables
Concentration risk, percentage	10.00%			[1]		[1]
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Percentage of the Group’s accounts receivables
Concentration risk, percentage		[1]		[1]	28.00%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier A [Member]
Percentage of the Group’s accounts receivables
Concentration risk, percentage		[1]		[1]	33.00%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier B [Member]
Percentage of the Group’s accounts receivables
Concentration risk, percentage		[1]		[1]	29.00%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier C [Member]
Percentage of the Group’s accounts receivables
Concentration risk, percentage		[1]		[1]	18.00%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier D [Member]
Percentage of the Group’s accounts receivables
Concentration risk, percentage	17.00%			[1]		[1]
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier E [Member]
Percentage of the Group’s accounts receivables
Concentration risk, percentage	12.00%			[1]		[1]
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier F [Member]
Percentage of the Group’s accounts receivables
Concentration risk, percentage	11.00%			[1]		[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Percentage of the Group’s accounts receivables
Concentration risk, percentage		[1]	14.00%		64.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier D [Member]
Percentage of the Group’s accounts receivables
Concentration risk, percentage	27.00%		17.00%			[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier E [Member]
Percentage of the Group’s accounts receivables
Concentration risk, percentage	21.00%		12.00%			[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier F [Member]
Percentage of the Group’s accounts receivables
Concentration risk, percentage	13.00%			[1]		[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier G [Member][
Percentage of the Group’s accounts receivables
Concentration risk, percentage	11.00%			[1]		[1]

[1]	Represented the percentage below 10%